MOTLEY FOOL NEXT INDEX ETF
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.1%
Aerospace & Defense — 2.9%
AeroVironment, Inc. (United States)*	459	$42,224
Axon Enterprise, Inc. (United States)*	1,312	241,447
HEICO Corp. (United States)	2,212	359,030
Textron, Inc. (United States)	3,901	278,453
		921,154
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (United States)*	2,209	103,514
Airlines — 0.5%
Alaska Air Group, Inc. (United States)*	2,337	110,867
Hawaiian Holdings, Inc. (United States)*	996	13,845
JetBlue Airways Corp. (United States)*	5,970	47,521
		172,233
Auto Components — 0.6%
BorgWarner, Inc. (United States)	4,365	185,556
Banks — 0.4%
Western Alliance Bancorp (United States)	1,981	135,778
Beverages — 0.3%
Boston Beer Co., Inc., Class A (The) (United States)*	227	87,252
Biotechnology — 6.0%
2seventy bio, Inc. (United States)*	728	11,408
Alnylam Pharmaceuticals, Inc. (United States)*	2,214	488,386
AnaptysBio, Inc. (United States)*	525	14,506
BioMarin Pharmaceutical, Inc. (United States)*	3,418	345,150
Bluebird Bio, Inc. (United States)*	1,328	10,345
Editas Medicine, Inc. (United States)*	1,328	14,077
Emergent BioSolutions, Inc. (United States)*	919	11,304
Exact Sciences Corp. (United States)*	3,262	146,627
Exelixis, Inc. (United States)*	5,932	101,318
Ionis Pharmaceuticals, Inc. (United States)*	2,617	106,747
Neurocrine Biosciences, Inc. (United States)*	1,763	224,007
Seagen, Inc. (United States)*	3,401	412,847
		1,886,722
Building Products — 0.3%
Trex Co., Inc. (United States)*	2,034	93,340
Capital Markets — 6.2%
Affiliated Managers Group, Inc. (United States)	706	113,257
Cboe Global Markets, Inc. (United States)	1,956	248,099
FactSet Research Systems, Inc. (United States)	701	323,364
Houlihan Lokey, Inc. (United States)	1,273	125,200
Interactive Brokers Group, Inc., Class A (United States)	1,891	151,847
Jefferies Financial Group, Inc. (United States)	4,285	162,787
MarketAxess Holdings, Inc. (United States)	695	186,204
Nasdaq, Inc. (United States)	9,091	622,370
PJT Partners, Inc., Class A (United States)	453	34,886
		1,968,014
Chemicals — 1.0%
Balchem Corp. (United States)	592	83,354
RPM International, Inc. (United States)	2,379	246,512
		329,866
Commercial Services & Supplies — 1.2%
Rollins, Inc. (United States)	9,142	369,702
Communications Equipment — 3.5%
Arista Networks, Inc. (United States)*	5,631	784,398
Ubiquiti, Inc. (United States)	1,115	334,534
		1,118,932
Construction & Engineering — 0.5%
MasTec, Inc. (United States)*	1,362	123,710
NV5 Global, Inc. (United States)*	288	41,619
		165,329
Consumer Finance — 0.1%
Upstart Holdings, Inc. (United States)*	1,499	29,305
Distributors — 0.9%
LKQ Corp. (United States)	5,058	274,801
Diversified Consumer Services — 0.3%
2U, Inc. (United States)*	1,456	11,692
Chegg, Inc. (United States)*	2,330	69,527
		81,219
Diversified Telecommunication Services — 0.0%
Bandwidth, Inc., Class A (United States)*	498	11,384
Electronic Equipment, Instruments & Components — 5.7%
CDW Corp/DE (United States)	2,492	470,091
Cognex Corp. (United States)	3,197	159,147
Coherent Corp. (United States)*	2,412	88,448
Corning, Inc. (United States)	15,578	531,677
IPG Photonics Corp. (United States)*	926	84,294
Littelfuse, Inc. (United States)	458	112,897
National Instruments Corp. (United States)	2,439	100,048
Zebra Technologies Corp., Class A (United States)*	959	259,198
		1,805,800
Energy Equipment & Services — 0.1%
Oceaneering International, Inc. (United States)*	1,909	28,998
Entertainment — 4.5%
Live Nation Entertainment, Inc. (United States)*	4,143	301,445
Roku, Inc. (United States)*	2,543	150,978
Skillz, Inc. (United States)*	8,051	7,881
Take-Two Interactive Software, Inc. (United States)*	3,085	326,054
Warner Bros Discovery, Inc. (United States)*	44,734	509,967
World Wrestling Entertainment, Inc., Class A (United States)	1,372	109,595
		1,405,920
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gladstone Land Corp. (United States)	610	12,529
Retail Opportunity Investments Corp. (United States)	2,365	36,066
STAG Industrial, Inc. (United States)	3,304	108,735
		157,330
Food & Staples Retailing — 0.5%
Casey's General Stores, Inc. (United States)	687	166,955
Food Products — 2.3%
Beyond Meat, Inc. (United States)*	1,174	17,129
Darling Ingredients, Inc. (United States)*	2,957	212,401
Freshpet, Inc. (United States)*	882	59,112
McCormick & Co., Inc. (United States)	4,990	425,048
		713,690
Health Care Equipment & Supplies — 4.3%
ABIOMED, Inc. (United States)*	838	316,588
Globus Medical, Inc., Class A (United States)*	1,835	135,588
Insulet Corp. (United States)*	1,280	383,194
Masimo Corp. (United States)*	970	140,592
Mesa Laboratories, Inc. (United States)	94	15,902
NuVasive, Inc. (United States)*	961	37,325
QuidelOrtho Corp. (United States)*	1,236	108,286
Shockwave Medical, Inc. (United States)*	664	168,390
STAAR Surgical Co. (United States)*	886	50,600
		1,356,465
Health Care Providers & Services — 0.7%
Fulgent Genetics, Inc. (United States)*	581	21,073
Guardant Health, Inc. (United States)*	1,886	98,713
HealthEquity, Inc. (United States)*	1,559	98,965
		218,751
Health Care Technology — 0.8%
Doximity, Inc., Class A (United States)*	3,567	121,243
GoodRx Holdings, Inc., Class A (United States)*	7,337	31,989
Teladoc, Inc. (United States)*	2,981	84,988
		238,220
Hotels, Restaurants & Leisure — 2.8%
Dave & Buster's Entertainment, Inc. (United States)*	890	35,297
Hyatt Hotels Corp., Class A (United States)*	2,012	201,844
Marriott Vacations Worldwide Corp. (United States)	727	108,309
Planet Fitness, Inc., Class A (United States)*	1,554	121,771
Texas Roadhouse, Inc. (United States)	1,234	122,561
Vail Resorts, Inc. (United States)	744	191,610
Wingstop, Inc. (United States)	553	91,527
		872,919
Household Durables — 1.2%
DREAM FINDERS HOMES, Inc., Class A (United States)*	1,711	16,836
iRobot Corp. (United States)*	518	26,983
Meritage Homes Corp. (United States)*	674	58,240
NVR, Inc. (United States)*	61	282,980
		385,039
Household Products — 0.1%
Spectrum Brands Holdings, Inc. (United States)	752	40,059
Insurance — 1.7%
Kinsale Capital Group, Inc. (United States)	423	130,373
Lemonade, Inc. (United States)*	1,193	23,681
Markel Corp. (United States)*	251	332,535
Safety Insurance Group, Inc. (United States)	277	25,412
Trupanion, Inc. (United States)*	751	39,254
		551,255
Interactive Media & Services — 2.0%
Bumble, Inc., Class A (United States)*	2,390	58,220
fuboTV, Inc. (United States)*	2,905	8,105
Match Group, Inc. (United States)*	5,235	264,682
Pinterest, Inc., Class A (United States)*	12,411	315,488
		646,495
Internet & Direct Marketing Retail — 2.3%
Chewy, Inc., Class A (United States)*	7,791	336,026
Etsy, Inc. (United States)*	2,334	308,298
Stitch Fix, Inc., Class A (United States)*	2,116	8,548
Wayfair, Inc., Class A (United States)*	1,962	71,888
		724,760
IT Services — 9.2%
Broadridge Financial Solutions, Inc. (United States)	2,162	322,376
Cloudflare, Inc., Class A (United States)*	6,036	296,609
DigitalOcean Holdings, Inc. (United States)*	1,788	53,336
EPAM Systems, Inc. (United States)*	1,059	390,326
Euronet Worldwide, Inc. (United States)*	914	84,956
Fastly, Inc., Class A (United States)*	2,324	22,450
Gartner, Inc. (United States)*	1,459	511,190
GoDaddy, Inc., Class A (United States)*	2,884	228,211
Jack Henry & Associates, Inc. (United States)	1,344	254,487
Marqeta, Inc., Class A (United States)*	10,115	67,669
MongoDB, Inc. (United States)*	1,267	193,458
Okta, Inc. (United States)*	2,929	156,174
TaskUS, Inc., Class A (United States)*	1,811	35,623
Twilio, Inc., Class A (United States)*	3,389	166,129
WEX, Inc. (United States)*	816	138,018
		2,921,012
Leisure Products — 0.7%
Hasbro, Inc. (United States)	2,546	159,940
Peloton Interactive, Inc., Class A (United States)*	6,237	70,977
		230,917
Life Sciences Tools & Services — 0.6%
Repligen Corp. (United States)*	1,024	183,132
Machinery — 5.1%
Chart Industries, Inc. (United States)*	663	94,802
Cummins, Inc. (United States)	2,599	652,765
Middleby Corp., (The) (United States)*	996	143,613
Proto Labs, Inc. (United States)*	525	13,923
RBC Bearings, Inc. (United States)*	531	125,831
Tennant Co. (United States)	352	22,362
Toro Co., (The) (United States)	1,921	213,212
Westinghouse Air Brake Technologies Corp. (United States)	3,352	338,854
		1,605,362
Media — 3.4%
Boston Omaha Corp., Class A (United States)*	581	16,646
New York Times Co., Class A (The) (United States)	3,066	112,369
Sirius XM Holdings, Inc. (United States)	72,346	469,525
Trade Desk, Inc., Class A (The) (United States)*	8,998	469,156
		1,067,696
Oil, Gas & Consumable Fuels — 0.1%
Clean Energy Fuels Corp. (United States)*	4,096	27,689
Pharmaceuticals — 0.8%
Viatris, Inc. (United States)	22,344	246,454
Professional Services — 0.6%
Robert Half International, Inc. (United States)	1,989	156,693
Upwork, Inc. (United States)*	2,407	29,486
		186,179
Real Estate Management & Development — 0.6%
Redfin Corp. (United States)*	2,075	11,122
Zillow Group, Inc., Class C (United States)*	4,448	168,935
		180,057
Road & Rail — 1.1%
AMERCO (United States)	363	22,978
AMERCO (United States)*	3,267	206,376
RXO, Inc. (United States)*	2,122	40,318
XPO Logistics, Inc. (United States)*	2,122	81,952
		351,624
Semiconductors & Semiconductor Equipment — 3.0%
Cirrus Logic, Inc. (United States)*	1,033	77,175
First Solar, Inc. (United States)*	1,966	339,194
Impinj, Inc. (United States)*	474	60,459
Silicon Laboratories, Inc. (United States)*	632	91,918
Skyworks Solutions, Inc. (United States)	2,959	282,940
Universal Display Corp. (United States)	871	98,092
		949,778
Software — 11.6%
Alarm.com Holdings, Inc. (United States)*	917	45,758
Alteryx, Inc., Class A (United States)*	1,263	56,646
Appfolio, Inc., Class A (United States)*	647	73,816
Appian Corp. (United States)*	1,336	50,808
Asana, Inc., Class A (United States)*	3,906	70,933
Blackbaud, Inc. (United States)*	957	56,721
Blackline, Inc. (United States)*	1,192	80,687
Braze, Inc., Class A (United States)*	1,679	43,150
Cerence, Inc. (United States)*	747	15,321
Confluent, Inc., Class A (United States)*	5,197	119,687
Coupa Software, Inc. (United States)*	1,401	88,599
DocuSign, Inc. (United States)*	3,701	174,206
Fair Isaac Corp. (United States)*	467	289,409
Five9, Inc. (United States)*	1,293	82,894
HubSpot, Inc. (United States)*	886	268,485
LivePerson, Inc. (United States)*	1,411	16,565
Manhattan Associates, Inc. (United States)*	1,161	146,216
New Relic, Inc. (United States)*	1,243	69,944
Nutanix, Inc., Class A (United States)*	4,135	116,855
PagerDuty, Inc. (United States)*	1,681	37,385
Paycom Software, Inc. (United States)*	1,069	362,498
Pegasystems, Inc. (United States)	1,511	54,774
Q2 Holdings, Inc. (United States)*	1,058	28,778
Smartsheet, Inc., Class A (United States)*	2,407	73,991
Splunk, Inc. (United States)*	2,999	232,962
SS&C Technologies Holdings, Inc. (United States)	4,701	252,726
Tyler Technologies, Inc. (United States)*	770	263,910
UiPath, Inc., Class A (United States)*	10,127	126,284
Unity Software, Inc. (United States)*	5,538	218,806
Varonis Systems, Inc. (United States)*	2,027	43,054
Workiva, Inc. (United States)*	969	78,063
Zuora, Inc., Class A (United States)*	2,490	19,123
		3,659,054
Specialty Retail — 5.6%
Camping World Holdings, Inc., Class A (United States)	803	22,107
CarMax, Inc. (United States)*	2,934	203,502
Designer Brands, Inc., Class A (United States)	1,185	18,130
Five Below, Inc. (United States)*	1,024	164,721
GameStop Corp., Class A (United States)*	5,583	146,330
RH (United States)*	438	125,631
Sleep Number Corp. (United States)*	434	12,694
Tractor Supply Co. (United States)	2,047	463,257
Ulta Beauty, Inc. (United States)*	946	439,739
Williams-Sonoma, Inc. (United States)	1,232	144,021
Winmark Corp. (United States)	66	15,840
		1,755,972
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A (United States)*	5,509	160,808
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc. (United States)	720	52,589
Skechers USA, Inc., Class A (United States)*	2,872	121,112
Under Armour, Inc., Class A (United States)*	7,863	78,630
		252,331
Thrifts & Mortgage Finance — 0.3%
Axos Financial, Inc. (United States)*	1,106	44,362
Walker & Dunlop, Inc. (United States)	610	54,479
		98,841
Trading Companies & Distributors — 0.6%
Watsco, Inc. (United States)	657	176,720
Total Common Stocks (Cost $36,290,960)		31,300,383

Short-Term Investments — 0.9%
U.S. Bank Money Market Deposit Account, 3.50% (United States)(a)	270,178	270,178
Total Short-Term Investments (Cost $270,178)		270,178

Total Investments (Cost $36,561,138) — 100.0%		31,570,561
Other Assets in Excess of Liabilities — 0.0%		15,328
NET ASSETS — 100.0%
(Applicable to 2,075,000 shares outstanding)		$31,585,889

*	Non-income producing security.
(a)	The rate shown is as of November 30, 2022.

MOTLEY FOOL NEXT INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
NEXT FUND
Common Stocks	$31,300,383	$31,300,383	$-	$-	$-
Short-Term Investments	270,178	270,178	-	-	-
Total Investments*	$31,570,561	$31,570,561	$-	$-	$-

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.